List of direct or indirect interests held by the Company: (Details)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
BliNK Biomedical SAS [member]
IfrsStatementLineItems [Line Items]
Country of incorporation	[1]	FR
Consolidation method	[1]	Equity method
Interest held	[1]	48.90%	48.90%
Vaccines Holdings Sweden AB [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		SE
Consolidation method		Consolidation
Interest held		100.00%	100.00%
Valneva Austria GmbH [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		AT
Consolidation method		Consolidation
Interest held		100.00%	100.00%
Valneva Canada Inc. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		CA
Consolidation method		Consolidation
Interest held		100.00%	100.00%
Valneva France SAS [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		FR
Consolidation method		Consolidation
Interest held		100.00%	100.00%
Valneva Scotland Ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		UK
Consolidation method		Consolidation
Interest held		100.00%	100.00%
Valneva Sweden AB [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		SE
Consolidation method		Consolidation
Interest held		100.00%	100.00%
Valneva UK Ltd. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		UK
Consolidation method		Consolidation
Interest held		100.00%	100.00%
Valneva USA, Inc. [member]
IfrsStatementLineItems [Line Items]
Country of incorporation		US
Consolidation method		Consolidation
Interest held		100.00%	100.00%

[1]	see Note 5.15